Columbia Minnesota Tax-Exempt Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,027,319
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,133,463
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,278,024
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,137,913
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,094,533
Total			11,671,252
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,995,000	2,325,466
Charter Schools 9.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	630,000	622,741
07/01/2047	4.250%	1,000,000	848,563
07/01/2052	4.375%	2,255,000	1,876,713
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	1,000,230
07/01/2045	5.000%	2,070,000	1,934,572
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	400,123
07/01/2050	5.500%	1,500,000	1,499,989
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,656,577
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,013,041
08/01/2050	5.375%	3,600,000	3,521,665
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,294,970
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,092,241
07/01/2056	4.000%	1,080,000	819,675
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,579,005
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,371,640
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	4,470,000	2,892,343
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	371,700
07/01/2055	5.000%	1,410,000	1,042,410
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,004,872
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	1,000,214

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,818,879
06/15/2054	5.000%	1,000,000	892,419
City of Woodbury(c)
Refunding Revenue Bonds
Math and Science Academy
Series 2025
06/01/2063	5.500%	1,000,000	927,652
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,500,000	1,485,129
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,229,614
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,002,388
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,599,870
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	792,237
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	954,486
09/01/2047	4.125%	1,400,000	1,183,026
Series 2021
09/01/2031	4.000%	350,000	348,233
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	125,000	121,489
03/01/2043	4.625%	1,000,000	826,342
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	649,087
08/01/2046	4.250%	2,935,000	2,455,488
Total			46,129,623
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	961,477
Higher Education 6.6%
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	502,541
03/01/2039	4.000%	500,000	501,869
03/01/2040	4.000%	1,000,000	1,002,286
03/01/2047	4.000%	2,500,000	2,432,616
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,799,135
10/01/2047	5.000%	2,000,000	2,000,186
Macalester College
Series 2017
03/01/2042	4.000%	900,000	899,750
03/01/2048	4.000%	600,000	568,192
Series 2021
03/01/2040	3.000%	365,000	324,166
03/01/2043	3.000%	325,000	268,393
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	558,937
10/01/2038	4.000%	920,000	875,193
St. Olaf College
Series 2016-8N
10/01/2035	4.000%	500,000	502,886
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	2,000,791
Series 2017A
10/01/2035	4.000%	800,000	809,664
10/01/2037	4.000%	750,000	755,836
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,798,673
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	859,572
College of St. Scholastica
Series 2012
12/01/2032	4.000%	350,000	342,387
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,351,147
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	370,400
10/01/2032	5.000%	645,000	645,685
10/01/2033	5.000%	350,000	350,359
10/01/2034	5.000%	380,000	380,387
University of St. Thomas
Series 2022B
10/01/2052	5.000%	7,895,000	8,023,050
Total			31,924,101
Hospital 19.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	249,761
05/01/2051	5.000%	1,500,000	749,209
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,450,012
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,316,758
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,000,812
09/01/2035	4.000%	1,500,000	1,484,405
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2044	5.000%	6,475,000	6,440,023
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	3,500,000	3,419,982
11/15/2038	4.000%	1,130,000	1,098,533
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,756,076
04/01/2041	5.000%	675,000	677,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2022
11/15/2057	5.000%	13,000,000	13,400,031
Revenue Bonds
Mayo Clinic
Series 2025A
11/15/2053	4.375%	5,000,000	4,967,569
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,000,534
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,177,700
05/01/2046	5.000%	3,875,000	3,881,484
Series 2024
05/01/2054	5.000%	1,500,000	1,541,371
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,978,359
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,472,848
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	972,706
02/15/2043	5.000%	1,615,000	1,641,202
02/15/2048	5.000%	1,300,000	1,314,515
02/15/2058	5.000%	6,000,000	6,051,848
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	361,045
06/15/2038	4.000%	375,000	383,954
06/15/2039	4.000%	225,000	228,914
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,511,353

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,192,531
11/15/2037	4.000%	600,000	587,945
11/15/2043	4.000%	3,000,000	2,679,659
HealthPartners Obligation Group
Series 2015
07/01/2035	4.000%	5,000,000	5,000,672
Minnesota Agricultural & Economic Development Board
Revenue Bonds
HealthPartners Obligated Group
Series 2024
01/01/2054	5.250%	3,250,000	3,382,297
Total			92,371,323
Joint Power Authority 2.4%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,337
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2035	5.000%	170,000	173,931
01/01/2036	5.000%	180,000	183,957
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,942,361
Southern Minnesota Municipal Power Agency
Unlimited General Obligation Refunding Bonds
Series 2025A
01/01/2046	5.000%	865,000	923,472
Total			11,474,058
Local Appropriation 2.5%
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	551,336
02/01/2045	5.375%	725,000	733,734
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,001,569
02/01/2042	4.000%	5,250,000	5,219,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	531,501
Series 2020C
02/01/2040	2.500%	4,285,000	3,440,919
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	563,730
Total			12,042,618
Local General Obligation 26.1%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,897,166
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	870,216
02/01/2038	0.000%	1,335,000	826,502
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	914,012
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,871,502
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,500,033
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,529,569
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	962,570
02/01/2040	3.000%	1,000,000	904,009
02/01/2041	3.000%	1,230,000	1,080,770
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	879,179
02/01/2033	0.000%	1,075,000	838,077
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,677,501
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,144,954
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,081,088
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,042,319
02/01/2033	0.000%	2,140,000	1,642,438
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,021,744
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,017,051
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,069,479
02/01/2039	2.250%	2,580,000	2,049,809
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,264,099
02/01/2040	3.000%	2,515,000	2,265,916
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,607,248
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,879,151
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,465,296
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	6,020,469
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,060,018
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,030,295
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,076,029
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,942,274
02/01/2036	3.000%	1,000,000	996,287
02/01/2037	3.000%	1,035,000	994,135
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,236,266
02/01/2033	0.000%	2,585,000	1,954,572
02/01/2034	0.000%	1,500,000	1,081,672
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,837,759
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,469,227
02/01/2044	4.000%	3,000,000	2,958,093
St. Cloud Independent School District No. 742(d)
Unlimited General Obligation Bonds
Series 2025A
02/01/2027	0.000%	300,000	288,831
02/01/2028	0.000%	285,000	266,300
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	7,023,580
02/01/2043	4.000%	2,275,000	2,288,205

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,675,615
02/01/2039	0.000%	2,175,000	1,193,486
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	692,076
02/01/2036	3.000%	470,000	459,330
02/01/2037	3.000%	500,000	478,472
02/01/2038	3.000%	1,000,000	944,028
02/01/2039	3.000%	1,000,000	927,638
Total			125,196,355
Multi-Family 4.0%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,736,125	1,953,991
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,500,614
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,535,497	3,778,288
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,001,447
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,472,818
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,834,093	3,979,923
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,446,791
Total			19,133,872
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.3%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	2,090,000	1,379,400
Nursing Home 1.8%
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,568,409
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	836,770
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,119,337
05/01/2048	5.125%	6,080,000	5,153,589
Total			8,678,105
Other Bond Issue 0.3%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2020A
12/01/2036	5.000%	1,580,000	1,640,131
Other Utility 1.2%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2032	4.000%	800,000	810,292
10/01/2033	4.000%	655,000	662,311
Series 2017B
10/01/2037	4.000%	800,000	803,843
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,304,407
Series 2024-1
10/01/2046	5.000%	1,120,000	1,164,129
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	935,110
Total			5,680,092
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2044	5.000%	1,000,000	1,000,698
Minnesota Higher Education Facilities Authority
Prerefunded 12/01/25 Revenue Bonds
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	741,179
12/01/2032	5.000%	1,000,000	1,001,593
Southern Minnesota Municipal Power Agency
Prerefunded 01/01/26 Revenue Bonds
Series 2015A
01/01/2041	5.000%	2,550,000	2,558,510
Total			5,301,980
Retirement Communities 6.7%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	968,326
11/01/2046	5.000%	1,500,000	1,317,025
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,547,084
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	394,763
09/01/2061	4.000%	870,000	649,867
PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project
Series 2025
09/01/2065	5.625%	1,000,000	1,011,204
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,200,507
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	394,927
08/01/2048	4.000%	500,000	351,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,254,489
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,025,222
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	885,191
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,654,106
10/01/2047	5.000%	2,000,000	1,926,612
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,286,737
08/01/2053	5.000%	600,000	491,545
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,969,532
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,753,767
09/01/2042	5.000%	875,000	812,610
City of Shakopee Senior Housing
Refunding Revenue Bonds
Benedictine Senior Living Obligation
Series 2025
11/01/2065	5.875%	1,500,000	1,510,692
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,354,617

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	266,301
09/01/2037	4.250%	300,000	288,913
09/01/2042	5.000%	1,000,000	997,453
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,567,292
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,360,868
Total			32,240,970
Sales Tax 1.6%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,180,982
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,046,818	706,602
Subordinated Series 2022
11/01/2043	0.000%	766,041	489,309
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	12,501,000	3,088,111
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	971,241
Total			7,436,245
Single Family 5.2%
Minnesota Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	469,261	443,372
06/01/2049	3.150%	640,168	585,223
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,592,739	1,417,884
Series 2020B (GNMA)
01/01/2044	2.800%	2,950,000	2,343,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020E (GNMA)
07/01/2044	2.700%	2,220,000	1,723,089
Series 2020G
01/01/2051	2.550%	3,445,000	2,443,036
Series 2021H
07/01/2041	2.350%	1,680,000	1,302,936
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,147,616
Series 2021H
01/01/2046	2.550%	5,580,000	3,988,415
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,803,504
Series 2023B (GNMA)
07/01/2043	4.300%	2,895,000	2,920,104
Series 2023D (GNMA)
07/01/2043	4.500%	2,920,000	2,973,892
Total			25,092,797
Special Non Property Tax 0.8%
State of Minnesota Department of Iron Range Resources and Rehabilitation
Revenue Bonds
Series 2024A
10/01/2044	5.000%	3,670,000	3,944,426
State Appropriated 0.5%
State of Minnesota
Certificate of Participation
State Office Building Project
Series 2023
11/01/2036	5.000%	2,000,000	2,294,436
State General Obligation 3.4%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,469,948
Series 2021B
09/01/2041	2.000%	5,550,000	3,937,669
Series 2023A
08/01/2040	5.000%	1,755,000	1,951,618
08/01/2041	5.000%	2,000,000	2,205,280
Series 2023B
08/01/2043	4.000%	7,000,000	6,975,724
Total			16,540,239
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.8%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,486,661
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,219,456
Total			3,706,117
Total Municipal Bonds (Cost $496,117,306)			467,165,083

Money Market Funds 1.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(h)	8,141,494	8,142,308
Total Money Market Funds (Cost $8,141,494)		8,142,308
Total Investments in Securities (Cost: $504,258,800)		475,307,391
Other Assets & Liabilities, Net		5,222,704
Net Assets		480,530,095
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $6,153,507, which represents 1.28% of total net assets.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2025, the total value of these securities amounted to $6,634,663, which represents 1.38% of total net assets.

(f)	Represents a security in default.
(g)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Minnesota Tax-Exempt Fund  | 2025

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